UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

C/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

EXPERIENCE

SEMI-ANNUAL

REPORT

SEPTEMBER 30, 2005

Smith Barney Muni Funds

National Portfolio

INVESTMENT  PRODUCTS:  NOT  FDIC  INSURED  •  NO  BANK  GUARANTEE  •  MAY  LOSE  VALUE

Smith Barney Muni Funds

National Portfolio

Semi-Annual Report  •  September 30, 2005

What’s

Inside

Fund Objective

The Fund seeks as high a level of income exempt from federal income taxes* as is consistent with prudent investing.

*	Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Letter from the Chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

There was no shortage of potential threats to the U.S. economy during the reporting period. These included record high oil prices, rising short-term interest rates, the devastation inflicted by Hurricanes Katrina and Rita, geopolitical issues, and falling consumer confidence. However, the economy proved to be surprisingly resilient. First quarter 2005 gross domestic product (“GDP”)i growth was 3.8% and second quarter GDP growth was 3.3%, another solid advance. This marked nine consecutive quarters in which GDP grew 3.0% or more.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates in an attempt to ward off inflation. After raising rates seven times from June 2004 through March 2005, the Fed increased its target for the federal funds rateiii in 0.25% increments four additional times over the period. All told, the Fed’s eleven rate hikes have brought the target for the federal funds rate from 1.00% to 3.75%. This also represents the longest sustained Fed tightening cycle since 1977-1979. Following the end of the Fund’s reporting period, at its November meeting, the Fed once again raised the target rate by 0.25% to 4.00%.

During much of the reporting period, the fixed income market confounded investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal funds target rate was 2.75% and the yield on the 10-year Treasury was 4.13%. When the reporting period ended, the federal funds rate rose to 3.75%. Due to a spike in September, the 10-year yield was 4.29% at that time, slightly higher than when the period began, but still lower than its yield of 4.62% when the Fed’s began its tightening cycle on June 30, 2004. This trend also occurred in the municipal bond market.

Smith Barney Muni Funds 2005 Semi-Annual Report         1

Performance Review

For the six months ended September 30, 2005, Class A shares of the Smith Barney Muni Funds — National Portfolio, excluding sales charges, returned 1.35%. These shares underperformed the Lipper General Municipal Debt Funds Category Average,1 which increased 2.50%. The Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Indexiv returned 2.80% for the same period.

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2005 (excluding sales charges) (unaudited)

6 Months
National Portfolio – Class A Shares	1.35%

Lehman Brothers Municipal Bond Index	2.80%

Lipper General Municipal Debt Funds Category Average	2.50%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions. Excluding sales charges, Class B shares returned 1.01% and Class C shares returned 0.98% over the six months ended September 30, 2005.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Smith Barney Fund Management LLC (the “Manager”), currently an indirect wholly

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended September 30, 2005, including the reinvestment of distributions, including returns of capital, if any, calculated among the 270 funds in the Fund’s Lipper category, and excluding sales charges.

2         Smith Barney Muni Funds 2005 Semi-Annual Report

owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore the Trust’s Board of Trustees has approved a new investment management contract between the Fund and the Manager to become effective upon the closing of the sale to Legg Mason. The new investment management contract has been presented to shareholders for their approval.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

Smith Barney Muni Funds 2005 Semi-Annual Report         3

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

November 1, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

4         Smith Barney Muni Funds 2005 Semi-Annual Report

Fund at a Glance (unaudited)

Smith Barney Muni Funds 2005 Semi-Annual Report         5

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested distributions, including returns of capital, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2005 and held for the six months ended September 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	1.35%	$1,000.00	$1,013.50	0.68%	$3.43

Class B	1.01	1,000.00	1,010.10	1.20	6.05

Class C	0.98	1,000.00	1,009.80	1.25	6.30

(1)	For the six months ended September 30, 2005.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6         Smith Barney Muni Funds 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,021.69	0.68%	$3.45

Class B	5.00	1,000.00	1,019.08	1.20	6.07

Class C	5.00	1,000.00	1,018.83	1.25	6.33

(1)	For the six months ended September 30, 2005.
(2)	Expenses are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Smith Barney Muni Funds 2005 Semi-Annual Report         7

Schedule of Investments (September 30, 2005) (unaudited)

NATIONAL PORTFOLIO

Face Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 95.6%
Alabama — 0.3%
$1,000,000	BBB	Mobile, AL, IDB, Environment Improvement Revenue, International Paper Co. Project, Series B, 6.450% due 5/15/19 (a)	$1,079,540

Alaska — 1.9%
2,500,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	2,515,800
5,000,000	AAA	Alaska State Housing Financial Corp., General Housing, Series B, MBIA-Insured, 5.250% due 12/1/25 (b)	5,408,800

		Total Alaska	7,924,600

Arizona — 2.0%
3,000,000	A-	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625% due 7/1/20 (b)	3,373,980
2,450,000	AAA	Maricopa County, AZ, IDA, MFH Revenue, Refunding Bonds, FHA-Insured, GNMA-Collateralized, 6.000% due 10/20/31	2,664,571
160,000	AAA	Pima County, AZ, IDA, Single-Family Housing Authority Revenue, Series A, GNMA/FNMA-Insured, FHLMC-Collateralized, 7.100% due 11/1/29 (a)(c)	162,966
1,875,000	AAA	Yuma, AZ, IDA, Mortgage, MFH Revenue, Refunding Bonds, Series A, GNMA-Collateralized, 6.100% due 9/20/34 (a)	2,044,313

		Total Arizona	8,245,830

Arkansas — 0.6%
2,000,000	BBB	Arkansas State Development Financing Authority, Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100, 7.375% due 2/1/29 (d)	2,322,160

California — 1.6%
5,000,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20 (e)	5,241,750
1,200,000	AA	Beverly Hills, CA, USD, Election 2002, Series B, 5.000% due 8/1/24	1,270,596

		Total California	6,512,346

Colorado — 3.0%
1,000,000	BBB-	Colorado Educational & Cultural Facilities Authority Revenue, Charter School, Bromley East Project, Series A, Call 9/15/11 @ 100, 7.250% due 9/15/30 (d)	1,200,850
1,000,000	A3(f)	Colorado Health Facilities Authority Revenue, Parkview Medical Center Project, 6.500% due 9/1/20	1,109,770
2,180,000	AAA	Colorado Water Resource & Power Development Authority, Series A, FGIC-Insured, 5.375% due 11/1/20	2,368,592
7,000,000	AAA	E-470 Public Highway Authority Colorado Revenue, Capital Appreciation, Series A, zero coupon bond to yield 5.455% due 9/1/34	1,684,060
10,000,000	AAA	Northwest Parkway Public Highway Authority Revenue, Capital Appreciation, Senior Bonds, Series B, AMBAC-Insured, zero coupon bond to yield 6.299% due 6/15/31	2,240,800

See Notes to Financial Statements.

8         Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Colorado — 3.0% (continued)
$2,500,000	AAA	Summit County, CO, Sports Facilities Revenue, Refunding Bonds, Keystone Resorts Management Inc. Project, 7.750% due 9/1/06	$2,605,200
1,000,000	Baa1(f)	University of Colorado Hospital Authority Revenue, Series A, 5.600% due 11/15/21	1,049,980

		Total Colorado	12,259,252

Connecticut — 0.5%
2,010,000	NR	Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement, Series A, 6.625% due 12/1/14 (a)	2,028,392

Florida — 7.6%
2,265,000	NR	Bonnet Creek Resort Community Development District, 7.375% due 5/1/34	2,433,290
3,000,000	NR	Capital Projects Finance Authority of Florida, Student Housing Revenue, Capital Projects Loan Program, Florida University, Series A, 7.850% due 8/15/31	2,964,570
2,000,000	AAA	Capital Travel Agency Revenue, Seminole Tribe Convention, Series A, 8.950% due 10/1/33	2,190,160
1,920,000	NR	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	2,031,110
		Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, Series D:
1,750,000	A+	6.000% due 11/15/25	1,918,175
2,750,000	A+	5.875% due 11/15/29	2,983,035
		Hillsborough County, FL:
2,000,000	NR	IDA Revenue, National Gypsum Convention, Series A, 7.125% due 4/1/30 (a)	2,224,160
1,215,000	AAA	Utilities, Refunding Bonds, MBIA-Insured, 9.875% due 12/1/11 (g)	1,431,549
1,500,000	Aaa(f)	Hollywood, FL, GO, FGIC-Insured, 5.000% due 6/1/26	1,589,475
2,000,000	AAA	Miami-Dade County, FL, Expressway Authority, Series B, FGIC-Insured, 5.000% due 7/1/29	2,102,440
2,000,000	NR	Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF/Orlando, Inc. Project, 9.000% due 7/1/31	2,156,860
2,000,000	A1(f)	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health System, 5.500% due 11/15/33	2,114,380
3,500,000	NR	Reunion East Community Development District, Special Assessment, Series A, 7.375% due 5/1/33 (b)	3,855,740
1,000,000	AAA	Tampa, FL, Sales Tax Revenue, Series A, AMBAC-Insured, 5.375% due 10/1/21	1,096,140

		Total Florida	31,091,084

Georgia — 2.9%
1,000,000	A	Atlanta Development Authority Student Housing Revenue, ADA/CAU Partners, Inc., Series A, ACA-Insured, 6.250% due 7/1/24	1,101,270

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         9

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 2.9% (continued)
$1,000,000	Aaa(f)	Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC-Insured, 5.000% due 8/1/22	$1,051,210
1,000,000	AA	Clayton County & Clayton County, GA, Water Authority, Water & Sewage Revenue, 5.000% due 5/1/23	1,065,740
1,000,000	Aaa(f)	De Kalb County, GA, Housing Authority, MFH Revenue, Snapwoods Project, Series A, GNMA-Collateralized, 5.500% due 12/20/32	1,021,910
1,500,000	A	Georgia Municipal Electric Authority, Power System Revenue, Series X, 6.500% due 1/1/12	1,669,650
1,500,000	AAA	Municipal Electric Authority of Georgia, Combustion Turbine Project, Series A, MBIA-Insured, 5.250% due 11/1/22	1,611,600
3,000,000	NR	Rockdale County, GA, Development Authority, Solid Waste Authority Revenue, Visy Paper, Inc. Project, 7.500% due 1/1/26 (a)	3,018,030
1,000,000	BBB-	Savannah, GA, EDA Revenue, College of Arts & Design Inc. Project, Call 10/1/09 @ 102, 6.900% due 10/1/29 (d)	1,140,950

		Total Georgia	11,680,360

Hawaii — 0.3%
960,000	AAA	Hawaii State Department of Budget & Finance, Hawaiian Electric Co., Inc., Series A, MBIA-Insured, 5.650% due 10/1/27 (a)	1,044,038

Illinois — 5.9%
1,000,000	AAA	Chicago, IL, Board of Education, School Reform, Series A, MBIA-Insured, Call 12/1/11 @ 100, 5.500% due 12/1/28 (d)	1,110,430
2,385,000	AAA	Chicago, IL, GO, Refunding, Series A, 5.000% due 1/1/20	2,541,003
3,000,000	AAA	Chicago, IL, O’Hare International Airport, General Airport, Third Lein-B2, XLCA-Insured, 6.000% due 1/1/29 (a)(b)	3,346,050
		Chicago, IL, Single-Family Mortgage Revenue:

320,000	Aaa(f)	Series A, FNMA/GNMA-Collateralized, 6.350% due 10/1/30 (a)	334,323
95,000	AAA	Series C, FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32 (a)	98,484
3,000,000	AAA	Chicago, IL, Skyway Toll Bridge Revenue, AMBAC-Insured, Call 1/1/11 @ 101, 5.500% due 1/1/31 (d)	3,334,140
680,000	A	Illinois Development Finance Authority Revenue, City of East St. Louis, 7.250% due 11/15/09	690,186
		Illinois Health Facilities Authority Revenue:
570,000	AAA	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (g)	641,056
3,000,000	A	Order of Saint Francis Healthcare System, Call 11/15/09 @ 101, 6.250% due 11/15/29 (b)(d)	3,371,130
1,500,000	A	Passavant Memorial Area Hospital, 6.000% due 10/1/24	1,633,980
		Illinois Housing Development Authority, MFH Revenue:
610,000	A+	Series 1991A, 8.125% due 7/1/10	616,966
1,830,000	AAA	Series A-1, GNMA-Collateralized, 5.750% due 12/20/32	1,964,414

See Notes to Financial Statements.

10         Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 5.9% (continued)
$1,000,000	AAA	Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, Series A, MBIA-Insured, 5.500% due 6/15/23	$1,099,890
1,045,000	AAA	Regional Transportation Authority, Series C, FGIC-Insured, 7.750% due 6/1/20	1,422,172
2,000,000	A+	West Chicago, IL, IDR, Leggett & Platt, Inc. Project, 6.900% due 9/1/24 (a)	2,047,800

		Total Illinois	24,252,024

Indiana — 3.1%
2,805,000	AAA	Indiana Bond Bank, Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (g)	3,172,062
3,000,000	BBB-	Indiana Health Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, Series A, 6.375% due 8/1/31	3,193,530
3,685,000	AA	Indianapolis, IN, Local Public Improvement Bond Bank, Series D, 6.750% due 2/1/14 (b)	4,327,959
2,000,000	NR	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, Series A, 7.125% due 7/1/22	2,105,140

		Total Indiana	12,798,691

Iowa — 1.6%
		Iowa Finance Authority Revenue:
3,000,000	AA	Catholic Health Initiatives, Series A, 6.000% due 12/1/18	3,321,810
3,000,000	A1(f)	Health Care Facilities, Genesis Medical Center, 6.250% due 7/1/25	3,249,480

		Total Iowa	6,571,290

Kansas — 0.4%
435,000	AAA	Cowley & Shawnee Counties, KS, Mortgage Revenue, Series B, AMBAC-Insured, GNMA-Collateralized, zero coupon bond to yield 7.874% due 6/1/22 (a)	119,686
1,000,000	BBB-(h)	Overland Park, KS, Development Corp. Revenue, First Tier, Series A, 7.375% due 1/1/32	1,089,370
435,000	Aaa(f)	Sedgwick Shawnee Counties, KS, Single-Family Mortgage Revenue, Mortgage-Backed Securities, Series A-1, GNMA-Collateralized, 6.875% due 12/1/26 (a)(c)	444,261

		Total Kansas	1,653,317

Louisiana — 0.5%
1,000,000	Aaa(f)	Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, Series A, GNMA-Collateralized, 6.500% due 6/20/37	1,101,620
1,000,000	BBB	Rapides, LA , Finance Authority, Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.550% due 11/15/23 (a)	1,065,820

		Total Louisiana	2,167,440

Maryland — 0.6%
2,350,000	NR	Maryland State Economic Development Corp. Revenue, Health & Mental Hygiene Program, Series A, 7.750% due 3/1/25	2,494,361

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         11

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Massachusetts — 3.1%
$1,135,000	AAA	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (e)(g)	$1,283,345
2,000,000	AAA	Massachusetts State, RITES, Series PA 993-R, MBIA-Insured, 8.021% due 11/1/11 (i)	2,413,400
1,000,000	AA	Massachusetts State DFA Revenue, May Institute Issue Inc., Radian-Insured, 5.750% due 9/1/29	1,064,790
		Massachusetts State HEFA Revenue:
1,000,000	AA	Berkshire Health Systems, Series E, Radian-Insured, 5.700% due 10/1/25	1,094,270
3,000,000	BBB	Caritas Christi Obligation, Series B, 6.750% due 7/1/16 (b)	3,380,760
1,250,000	BBB	University of Massachusetts Memorial Health Care Inc., Series C, 6.625% due 7/1/32	1,343,687
895,000	AAA	Massachusetts State IFA Revenue, Refunding Bonds , Chelsea Jewish Nursing Home, Series A, FHA-Insured, 6.500% due 8/1/37	974,843
1,000,000	AAA	Massachusetts State Water Pollution Abatement Trust, Pool Program, Series 9, 5.250% due 8/1/28	1,075,540

		Total Massachusetts	12,630,635

Michigan — 1.4%
1,000,000	AAA	Lake Superior, MI, State University Revenue, AMBAC-Insured, 5.500% due 11/15/21	1,090,180
2,000,000	A	Saginaw, MI, Hospital Finance Authority, Covenant Medical Center, Series F, 6.500% due 7/1/30	2,203,020
2,470,000	NR	Wenonah Park Properties, Inc., Bay City Hotel Revenue Bond, 7.500% due 4/1/33	2,440,236

		Total Michigan	5,733,436

Minnesota — 0.6%
1,500,000	Aaa(f)	Columbia Heights, MN, MFH Revenue, Crest View, Series A-1, GNMA-Collateralized, 6.625% due 4/20/43	1,667,385
580,000	AAA	Minneapolis, MN, Hospital Revenue, St. Mary’s Hospital & Rehabilitation, 10.000% due 6/1/13 (g)	733,601

		Total Minnesota	2,400,986

Mississippi — 1.3%
1,700,000	BBB	Adams County, MS, Environmental Improvement Revenue, Refunding Bonds, International Paper Co. Project, Series A, 6.800% due 8/1/24 (a)	1,829,149
3,000,000	BBB	Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project, Series A, 6.800% due 4/1/22 (b)	3,674,310

		Total Mississippi	5,503,459

Missouri — 0.0%
85,000	AAA	Missouri State Housing Development Community Mortgage Revenue, Series C, GNMA/FNMA-Collateralized, 7.450% due 9/1/27 (a)	87,309

Montana — 0.1%
295,000	AAA	Montana State Board of Regents Revenue, MBIA-Insured, 10.000% due 11/15/08 (g)	326,630

See Notes to Financial Statements.

12         Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Nebraska — 0.2%
$650,000	NR	Douglas County, NE, Hospital Authority Number 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (g)	$755,638

Nevada — 2.2%
3,000,000	A-	Henderson, NV, Health Care Facility Revenue, Catholic Health Care West, Series A, 6.750% due 7/1/20 (b)	3,383,100
5,000,000	AAA	Washoe County, NV, Reno-Sparks Convention, Series A, FSA-Insured, Call 1/1/10 @ 100, 6.400% due 7/1/29 (b)(d)	5,620,800

		Total Nevada	9,003,900

New Hampshire — 2.3%
		New Hampshire HEFA Revenue:
2,000,000	A	Covenant Health System, 5.500% due 7/1/34	2,101,720
1,000,000	A	Healthcare System, Covenant Health, 6.125% due 7/1/31	1,090,480
1,000,000	BBB-	New Hampshire College, Call 1/1/11 @ 101, 7.500% due 1/1/31 (d)	1,201,410
		New Hampshire State Turnpike Systems Revenue, Refunding Bonds, FGIC-Insured:
1,000,000	AAA	RIBS, Series C, 11.096% due 11/3/05 (c)(j)	1,120,380
3,500,000	AAA	Series A, 6.750% due 11/1/11 (b)	3,705,170

		Total New Hampshire	9,219,160

New Jersey — 3.7%
1,500,000	AAA	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, AMBAC-Insured, 5.000% due 1/1/25	1,596,840
1,000,000	AAA	New Jersey, EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, Series A, MBIA-Insured, 5.250% due 7/1/31	1,071,540
2,000,000	BBB-	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group, 7.400% due 7/1/20	2,263,880
		New Jersey State Transportation Trust Fund Authority, RITES, MBIA-Insured:
2,500,000	AAA	Series PA 958R, 9.031% due 10/6/05 (c)(i)	3,208,350
1,000,000	AAA	Series PA 958R-B, 9.031% due 10/6/05 (c)(i)	1,283,340
5,000,000	BBB	Tobacco Settlement Financing Corp., 6.750% due 6/1/39 (b)	5,819,900

		Total New Jersey	15,243,850

New York — 8.4%
1,250,000	BBB+	Brookhaven, NY, IDA, Civic Facility Revenue, St. Joseph’s College, 6.000% due 12/1/20	1,322,925
2,000,000	BBB(h)	Chautauqua, NY, TOB, Asset Securization Corp., 6.750% due 7/1/40	2,164,320
1,000,000	Aaa(f)	Herkimer County, NY, IDA, Folts Adult Home, Series A, FHA-Insured, GNMA-Collateralized, 5.500% due 3/20/40	1,090,280
1,000,000	AAA	New York City, NY, Housing Development Corp., Capital Funding Program, New York City Housing Authority Program, Series A, FGIC-Insured, 5.000% due 7/1/17	1,071,610
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
2,500,000	AAA	Series C, MBIA-Insured, 5.000% due 6/15/27	2,633,325
2,000,000	AA+	Series D, 5.000% due 6/15/38	2,079,340

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         13

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

New York — 8.4% (continued)
		New York State Dormitory Authority Lease Revenue:
$5,000,000	AAA	Mental Health Services Facilities, Series D, FGIC-Insured, 5.000% due 8/15/18 (b)	$5,358,750
3,500,000	AAA	School District Financing Program, Series E, MBIA-Insured, 5.750% due 10/1/22 (b)	3,901,800
2,000,000	AA-	State University Dormitory Facilities, Call 7/1/12 @ 100, 5.375% due 7/1/18 (d)	2,227,080
		New York State Dormitory Authority Revenue:
819,000	AA-	Series B, 7.500% due 5/15/11	920,794
486,000	AA-	Series B, Call 5/15/09 @ 100, 7.500% due 5/15/11 (d)	562,676
3,000,000	AAA	New York State Urban Development Corp. Revenue, Personal Income Tax Series C-1, FGIC-Insured, Call 3/15/13 @ 100, 5.500% due 3/15/21 (b)	3,381,780
		Orange County, NY, IDA, Civic Facilities Revenue, Arden Hill Life Care Center Project, Series A:
1,000,000	NR	7.000% due 8/1/21	1,038,840
1,000,000	NR	7.000% due 8/1/31	1,032,010

1,250,000	NR	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (a)	1,313,800
1,000,000	AA	Rensselaer County, NY, IDA, Albany International Corp., 7.550% due 7/15/07	1,057,400
1,600,000	AAA	Tobacco Settlement Financing Corp., Callable Asset-Backed, Series A-1C, AMBAC-Insured, 5.250% due 6/1/22	1,715,424
1,525,000	AA-	Triborough Bridge & Tunnel Authority, Convention Center Project, Series E, 7.250% due 1/1/10	1,650,675

		Total New York	34,522,829

North Carolina — 2.8%
		North Carolina Eastern Municipal Power Agency, Power System Revenue:
1,700,000	A	Refunding Bonds, Series B, ACA/CBI-Insured, 5.750% due 1/1/24	1,803,819
1,310,000	BBB	Series A, Call 1/1/22 @ 100, 6.000% due 1/1/26 (d)	1,585,467
2,500,000	BBB	Series D, 6.700% due 1/1/19	2,783,800
5,000,000	AAA	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue, Series B, MBIA-Insured, 5.250% due 1/1/18 (b)	5,405,450

		Total North Carolina	11,578,536

Ohio — 4.5%
3,130,000	AAA	Cincinnati, OH, City School District, GO, School Improvement, FSA-Insured, 5.250% due 6/1/16 (b)	3,401,653
		Cuyahoga County, OH:
3,000,000	BBB	Hospital Facilities Revenue, Canton, Inc. Project, 7.500% due 1/1/30 (b)	3,360,630
250,000	Aaa(f)	MFH Revenue, Dalebridge Apartments, FHA-Insured, GNMA-Collateralized, 6.500% due 10/20/20 (a)	255,167
1,000,000	Aaa(f)	Franklin County, OH, Mortgage Revenue, Villas at St. Therese, Series E, GNMA-Collateralized, 5.900% due 6/20/39	1,064,460

See Notes to Financial Statements.

14         Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Ohio — 4.5% (continued)
$350,000	BB-	Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project, Series A, 7.125% due 5/15/25	$304,402
2,925,000	Aa2(f)	Hamilton County, OH, Mortgage Revenue, Refunding Bonds, Judson Care Center, Series A, FHA-Insured, 6.500% due 8/1/26	3,087,045
6,055,000	AAA	Ohio State Water Development Authority Revenue, 9.375% due 12/1/10 (b)(g)	6,752,233

		Total Ohio	18,225,590

Oklahoma — 1.6%
1,640,000	AA-	Oklahoma City, OK, Industrial & Cultural Facilities Trust Revenue, District of Heating & Cooling, Trigen Energy Corp., 6.750% due 9/15/17 (a)	1,645,937
405,000	AAA	Rogers County, OK, HFA, MFH Revenue, Refunding Bonds, Series A, FHA-Insured, FNMA-Collateralized, 7.750% due 8/1/23	407,126
3,960,000	AA-	Tulsa, OK, PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center, 6.600% due 7/1/14 (b)	4,592,293

		Total Oklahoma	6,645,356

Oregon — 0.9%
1,000,000	BBB	Klamath Falls, OR, Inter Community Hospital Authority Revenue, Refunding Bonds, Merle West Medical Center Project, 6.250% due 9/1/31	1,070,830
930,000	Aa1(f)	Port of Umatilla, OR, Water Revenue, LOC-Bank of America NA, 6.650% due 8/1/22 (a)	939,998
500,000	Aa1(f)	Portland, OR, Housing Authority, Multi-Family Revenue, Cherry Ridge Project, LOC-U.S. Bank NA, 6.250% due 5/1/12 (a)	500,115
1,000,000	NR	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21 (a)	1,079,050

		Total Oregon	3,589,993

Pennsylvania — 4.4%
		Dauphin County, PA:
1,500,000	NR	General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,364,625
2,400,000	A-	IDA, Dauphin Consolidated Water Supply Co., Series A, 6.900% due 6/1/24 (a)	3,071,976
3,335,000	AAA	Delaware River Port Authority PA & NJ, R-B RITES, Series PA 964, 9.539% due 10/6/05 (b)(i)	4,048,890
2,170,000	NR	Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building, Call 5/15/12 @100, 6.750% due 5/15/25 (d)	2,496,368
1,000,000	A-	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,051,200
1,150,000	NR	Lancaster, PA, IDA Revenue, Garden Spot Village Project, Series A, 7.625% due 5/1/31	1,248,279
1,000,000	NR	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.750% due 7/1/29 (k)	180,000

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         15

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Pennsylvania — 4.4% (continued)
$1,000,000	NR	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, Series A, 6.500% due 6/1/25	$1,020,030
		Pennsylvania State Higher EFA Revenue, Series A:
985,000	Baa3(f)	Student Association, Inc. Project, 6.750% due 9/1/32	1,034,703
1,000,000	A+	UPMC Health Systems, 6.000% due 1/15/31	1,098,850
1,025,000	AAA	Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center, 6.650% due 12/1/19 (g)	1,252,571

		Total Pennsylvania	17,867,492

Puerto Rico — 0.5%
2,000,000	AAA	Puerto Rico Electric Power Authority Revenue, Series RR, 5.000% due 7/1/25	2,126,680

Rhode Island — 3.0%
3,270,000	AAA	Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, Series A, AMBAC-Insured, 5.000% due 4/1/24 (b)	3,438,994
980,000	BBB-	Providence, RI, Special Obligation, Tax Increment, Series D, 6.650% due 6/1/16	1,010,703
3,900,000	Aa3(f)	Rhode Island Health & Education Building Corp., Refunding Bonds, Health Facilities, St. Antoine Residence, Series A, 6.125% due 11/15/18 (b)	4,139,070
3,400,000	AA	Rhode Island State Economic Development Corp. Revenue, Providence Plaza Mall, Senior Notes, Radian-Insured, 6.125% due 7/1/20 (b)	3,782,534

		Total Rhode Island	12,371,301

South Carolina — 0.7%
		Piedmont, SC, Municipal Power Agency, Electric Revenue:
565,000	AAA	Refunding Bonds, FGIC-Insured, 6.750% due 1/1/20 (g)	725,240
670,000	AAA	Unrefunded Balance, 6.750% due 1/1/20	854,149
1,000,000	BBB	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	1,066,070

		Total South Carolina	2,645,459

Texas — 15.0%
3,000,000	CCC	Alliance Airport Authority, Special Facilities Revenue, American Airlines, Inc. Project, 7.500% due 12/1/29 (a)	2,416,020
2,250,000	BBB-	Austin, TX, Convention Enterprises, Inc., Convention Center, First Tier, Series A, 6.700% due 1/1/32	2,403,878
1,500,000	BBB-	Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.300% due 7/1/32	1,598,850
		Bexar County, TX, Housing Finance Corp., MFH Revenue:
1,450,000	Aaa(f)	New Light Village, Series A-1, GNMA-Collateralized, 5.900% due 2/20/38	1,547,585
5,000,000	Baa3(f)	Refunding Bonds, Nob Hill Apartments, Series A, 6.000% due 6/1/31 (b)	4,975,000

See Notes to Financial Statements.

16         Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 15.0% (continued)
$1,000,000	Aaa(f)	Waters at Northern Hills Apartments, Series A, MBIA-Insured, 6.050% due 8/1/36	$1,017,140
5,000,000	Aa3(f)	Brazos River, TX, Harbor Navigation District, BASF Corp. Project, 6.750% due 2/1/10 (b)	5,639,850
5,000,000	A-	Brazoria County Environmental, Dow Chemical Co. Project, Series A-7, 6.625% due 5/15/33 (a)(b)	5,623,450
3,500,000	CCC	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	2,417,310
		El Paso County, TX, Housing Finance Corp., MFH Revenue, Series A:
3,000,000	A3(f)	American Village Communities, 6.375% due 12/1/32	3,058,260
2,390,000	A3(f)	La Plaza Apartments, 6.750% due 7/1/30	2,505,389
		Fort Worth, TX, Housing Finance Corp., GNMA-Collateralized:
3,975,000	Aaa(f)	MFH, Villas Eastwood Terrace, 6.000% due 8/20/43 (b)	4,341,694
30,000	AAA	Single-Family Mortgage Revenue, Capital Appreciation, Series A, zero coupon bond to yield 8.192% due 6/1/21 (a)	8,474
1,775,000	NR	Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries, Inc. Project, 5.500% due 5/1/15	1,877,755
1,000,000	AAA	Grand Prairie, TX, Housing Finance Corp., MFH Revenue, Landings of Carrier Project, Series A, GNMA-Collateralized, 6.750% due 9/20/32	1,117,020
5,000,000	Ba2(f)	Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project, 8.000% due 4/1/28 (a)(b)	5,673,550
2,000,000	A+	Houston, TX, Participation Interest, 6.400% due 6/1/27	2,167,140
		Midlothian, TX, Development Authority, Tax Increment Contract Revenue:
1,880,000	NR	6.700% due 11/15/23	1,919,405
2,000,000	NR	7.875% due 11/15/26	2,178,960
994,000	Aaa(f)	Panhandle, TX, Regional Housing Finance Corp., Series A, GNMA-Collateralized, 6.650% due 7/20/42	1,100,795
1,550,000	Aaa(f)	Paris, TX, Water & Sewer Revenue, FGIC-Insured, 5.375% due 6/15/20	1,640,985
2,500,000	A+	Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, Call 11/15/10 @ 101, 6.700% due 11/15/30 (d)	2,910,125
1,000,000	AA	Texas State, Refunding Bonds, Veterans Housing Assistance, Series D, 6.450% due 12/1/20 (a)	1,029,440
3,845,000	Caa2(f)	Texas State Affordable Housing Corp., MFH Revenue, HIC Arborstone/Baybrook, Series C, Call 11/15/10 @ 101, 7.250% due 11/1/31 (k)(l)(m)	265,305
1,000,000	Baa3(f)	Texas State Student Housing Corp. Revenue, Midwestern State University Project, 6.500% due 9/1/34	1,050,430
		Weatherford, TX, ISD, Capital Appreciation, PSFG:
1,490,000	AAA	Call 2/15/10 @ 48.281, zero coupon to yield 6.703% due 2/15/21 (d)	617,322
10,000	AAA	Unrefunded Balance, zero coupon to yield 6.704% due 2/15/21	4,071

		Total Texas	61,105,203

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         17

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Utah — 1.7%
$975,000	AAA	Provo, UT, Electric Revenue, 10.125% due 4/1/15 (g)	$1,282,798
3,780,000	AAA	Utah State Board of Regents Revenue, University of Utah, MBIA-Insured, 5.000% due 8/1/20 (b)	3,948,437
1,365,000	AAA	Weber County, UT, Hospital Revenue, St. Benedicts Hospital Project, 10.000% due 3/1/10 (e)(g)	1,579,823

		Total Utah	6,811,058

Virginia — 0.4%
1,460,000	AA	Virginia State Resources Authority, Infrastructure Revenue, Pooled Loan Bond Project, Series A, 5.100% due 5/1/25	1,540,519

Washington — 1.4%
2,865,000	A3(f)	Port Longview, WA, Revenue, Refunding Bonds, Series A, 6.250% due 12/1/18 (a)	3,151,958
2,347,000	AAA	Seattle, WA, Housing Authority, Low Income Housing Revenue, GNMA-Collateralized, 7.400% due 11/20/36	2,574,260

		Total Washington	5,726,218

West Virginia — 0.3%
1,125,000	AAA	Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC-Insured, 9.250% due 11/1/11 (g)	1,329,638

Wisconsin — 1.8%
3,275,000	BBB	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, Series A, 6.000% due 11/1/21 (a)(b)	3,520,789
		Wisconsin State HEFA Revenue:
1,000,000	A-	Agnesian Healthcare, Inc., 6.000% due 7/1/30	1,056,920
1,750,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,935,587
875,000	A	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	917,936

		Total Wisconsin	7,431,232

Wyoming — 0.5%
2,200,000	BBB-	Sweetwater County, WY, Solid Waste Disposal Revenue, FMC Corp. Project, Series A, 7.000% due 6/1/24 (a)	2,219,052

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $369,634,591)	390,765,884

SHORT-TERM INVESTMENTS(n) — 2.7%
Indiana — 0.2%
1,000,000	VMIG1(f)	Indiana State Educational Facilities Authority Revenue, LOC-Northern Trust Co., 2.800% due 10/3/05	1,000,000

See Notes to Financial Statements.

18         Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Massachusetts — 0.1%
$200,000	VMIG1(f)	Massachusetts HEFA Revenue, Capital Asset Program, Series E, 2.820% due 10/3/05	$200,000

Michigan — 0.2%
		University of Michigan Revenue:
700,000	A-1+	Medical Service Plan, Series 98-A1, 2.820% due 10/3/05	700,000
300,000	A-1+	Refunding, Hospital Series A-2, 2.820% due 10/3/05	300,000

		Total Michigan	1,000,000

Missouri — 0.1%
500,000	A-1+	Missouri State HEFA, Washington University, Series B, 2.810% due 10/3/05	500,000

New York — 0.1%
400,000	A-1+	New York City TFA, NY, Revenue, New York City Recovery Project, Series 3, Subseries 3-E, SPA-Landesbank Baden-Wuttemberg, 2.780% due 10/3/05	400,000

North Dakota — 0.0%
100,000	A-1+	Ward County, ND, Trinity Obligation Group, Series A, 2.850% due 10/3/05	100,000

Pennsylvania — 0.3%
		Pennsylvania State Higher EFA, Carnegie Mellon University:
400,000	A-1+	Series B, SPA-JPMorgan Chase Bank, 2.800%, 10/3/05	400,000
800,000	A-1+	Series C, 2.800%, 10/3/05	800,000

		Total Pennsylvania	1,200,000

Tennessee — 0.5%
1,000,000	VMIG1(f)	Blount County, TN, Public Building Authority, Local Government Public Improvement, Series A-2E, 2.830% due 10/3/05	1,000,000
		Sevier County, TN, Public Building Authority:
400,000	VMIG1(f)	Government Public Improvement IV-E-5, AMBAC-Insured, 2.830% due 10/3/05	400,000
500,000	VMIG1(f)	Local Government Improvement, Series IV-H-1, AMBAC-Insured, SPA-JPMorgan Chase Bank, 2.830% due 10/3/05	500,000

		Total Tennessee	1,900,000

Texas — 0.7%
1,100,000	A-1+	Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital, Series 2001-2, MBIA-Insured, 2.810% due 10/3/05	1,100,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
700,000	A-1+	Special Facilities, Texas Medical Center Project, MBIA-Insured, 2.810% due 10/3/05	700,000
200,000	A-1+	St. Luke’s Episcopal Hospital, Series B, 2.810% due 10/3/05	200,000
800,000	A-1+	The Methodist Systems, Series B, 2.810% due 10/3/05	800,000

		Total Texas	2,800,000

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         19

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Utah — 0.5%
$1,500,000	A-1	Carbon County, UT, PCR, Refunding Pacificorp Projects, AMBAC-Insured, 2.820% due 10/3/05	$1,500,000
500,000	A-1+	County of Weber, UT, Hospital Revenue, IHC Health Services, Series C, 2.810% due 10/3/05	500,000

		Total Utah	2,000,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $11,100,000)	11,100,000

		TOTAL INVESTMENTS — 98.3% (Cost — $380,734,591#)	401,865,884
		Other Assets in Excess of Liabilities — 1.7%	6,846,040

		TOTAL NET ASSETS — 100.0%	$408,711,924

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(b)	All or a portion of this security is segregated for open futures contracts.
(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005.
(d)	Pre-Refunded bonds are escrowed with government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(f)	Rating by Moody’s Investors Service. All ratings are unaudited.
(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(h)	Rating by Fitch Ratings. All ratings are unaudited.
(i)	Residual interest tax-exempt securities—coupon varies inversely with level of short-term tax-exempt interest rates.
(j)	Residual interest bonds—coupon varies inversely with level of short-term tax-exempt interest rates.
(k)	Security is currently in default.
(l)	Securities are fair valued at September 30, 2005 in accordance with the policies adopted by the Board of Trustees (see note 1).
(m)	Illiquid Security.
(n)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

See	pages 21 through 23 for certain abbreviations and definitions of ratings.

See Notes to Financial Statements.

20         Smith Barney Muni Funds 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)

Abbreviations used in this schedule:
ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation
CBI	— Certificate of Bond Insurance
CDA	— Community Development Authority
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranty
RDA	— Redevelopment Agency
RIBS	— Residual Interest Bonds
RITES	— Residual Interest Tax-Exempt Securities
Radian	— Radian Assets Assurance
SPA	— Standby Bond Purchase Agreement
TFA	— Transitional Finance Authority
TOB	— Tender Option Bonds Structure
USD	— Unified School District
XLCA	— XL Capital Assurance

Summary of Investments by Industry* (unaudited)
Hospitals	16.8%
Housing: Multi-Family	9.4
Pre-Refunded	9.1
Miscellaneous	8.6
Transportation	8.1
Industrial Development	5.9
Pollution Control	5.9
Escrowed to Maturity	5.3
Public Facilities	5.1
Education	4.5
Utilities	4.3
Water & Sewer	4.1
Life Care Systems	3.6
Other	9.3

100.0%

*	As a percent of total investments. Please note that Fund holdings are as of September 30, 2005 and are subject to change.

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         21

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

22         Smith Barney Muni Funds 2005 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Fitch Ratings (“Fitch”) — Ratings from “AAA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings with the major ratings categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, “CCC”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Smith Barney Muni Funds 2005 Semi-Annual Report         23

Statement of Assets and Liabilities (September 30, 2005) (unaudited)

ASSETS:
Investments, at value (Cost — $380,734,591)	$401,865,884
Cash	144,717
Interest receivable	7,116,800
Receivable from broker—variation margin on open futures contracts	431,250
Receivable for Fund shares sold	430,190
Receivable for securities sold	170,031
Prepaid expenses	37,235

Total Assets	410,196,107

LIABILITIES:
Distributions payable	972,111
Payable for Fund shares repurchased	203,973
Management fee payable	152,149
Distribution fees payable	41,953
Transfer agent fees payable	25,719
Deferred compensation payable	12,809
Trustees’ fees payable	513
Accrued expenses	74,956

Total Liabilities	1,484,183

Total Net Assets	$408,711,924

NET ASSETS:
Par value (Note 6)	$31,662
Paid-in capital in excess of par value	415,896,650
Undistributed net investment income	431,855
Accumulated net realized loss on investments and futures contracts	(31,810,552)
Net unrealized appreciation on investments and futures contracts	24,162,309

Total Net Assets	$408,711,924

Shares Outstanding:
Class A	25,679,979

Class B	3,502,690

Class C	2,478,858

Net Asset Value:
Class A (and redemption price)	$12.91

Class B*	$12.88

Class C*	$12.94

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 4.00%)	$13.45

*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

24         Smith Barney Muni Funds 2005 Semi-Annual Report

Statement of Operations (For the six months ended September 30, 2005) (unaudited)

INVESTMENT INCOME:
Interest	$11,970,510

EXPENSES:
Management fee (Note 2)	937,913
Distribution fees (Notes 2 and 4)	520,902
Transfer agent fees (Notes 2 and 4)	45,804
Registration fees	27,222
Custody fees	26,529
Shareholder reports (Note 4)	26,195
Legal fees	23,130
Audit and tax	10,696
Insurance	6,983
Trustees’ fees	2,403
Miscellaneous expenses	2,458

Total Expenses	1,630,235

Net Investment Income	10,340,275

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investments	619,076
Futures contracts	(7,386,740)

Net Realized Loss	(6,767,664)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(873,452)
Futures contracts	2,423,826

Change in Net Unrealized Appreciation/Depreciation	1,550,374

Net Loss on Investments and Futures Contracts	(5,217,290)

Increase in Net Assets From Operations	$5,122,985

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         25

Statements of Changes in Net Assets

For the six months ended September 30, 2005 (unaudited) and the year ended March 31, 2005

	September 30	March 31
OPERATIONS:
Net investment income	$10,340,275	$23,265,500
Net realized loss	(6,767,664)	(12,166,782)
Change in net unrealized appreciation/depreciation	1,550,374	7,692,902
Increase from payment by affiliate	—	100,000

Increase in Net Assets From Operations	5,122,985	18,891,620

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(11,101,213)	(23,577,110)

Decrease in Net Assets From Distributions to Shareholders	(11,101,213)	(23,577,110)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	21,728,616	43,183,930
Reinvestment of distributions	4,993,110	10,789,112
Cost of shares repurchased	(32,841,333)	(74,181,371)

Decrease in Net Assets From Fund Share Transactions	(6,119,607)	(20,208,329)

Decrease in Net Assets	(12,097,835)	(24,893,819)
NET ASSETS:
Beginning of period	420,809,759	445,703,578

End of period*	$408,711,924	$420,809,759

* Includes undistributed net investment income of:	$431,855	$1,192,793

See Notes to Financial Statements.

26         Smith Barney Muni Funds 2005 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares(1)	2005(2)		2005		2004	2003	2002		2001
Net Asset Value, Beginning of Period	$ 13.09		$ 13.24		$ 13.17	$ 13.18	$ 13.58		$ 12.94

Income (Loss) From Operations:
Net investment income	0.33		0.73		0.76	0.77	0.77	(3)	0.76
Net realized and unrealized gain (loss)	(0.16)		(0.14)		0.05	(0.02)	(0.41	)(3)	0.64

Total Income From Operations	0.17		0.59		0.81	0.75	0.36		1.40

Less Distributions From:
Net investment income	(0.35)		(0.74)		(0.74)	(0.76)	(0.76)		(0.76)

Total Distributions	(0.35)		(0.74)		(0.74)	(0.76)	(0.76)		(0.76)

Net Asset Value, End of Period	$12.91		$13.09		$13.24	$13.17	$13.18		$13.58

Total Return(4)	1.35%		4.57	%(5)	6.28%	5.74%	2.67%		11.16%

Net Assets, End of Period (000s)	$331,505		$339,818		$356,627	$368,188	$404,803		$388,838

Ratios to Average Net Assets:
Gross expenses	0.68	%(6)	0.66%		0.64%	0.67%	0.66%		0.68%
Net expenses	0.68	%(6)	0.66	(7)	0.64	0.67	0.66		0.68
Net investment income	5.06	(6)	5.52		5.76	5.76	5.67	(3)	5.75

Portfolio Turnover Rate	6%		20%		31%	43%	52%		52%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended September 30, 2005 (unaudited).
(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.64%. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share. Per share information, ratios and supplemental data for the period prior to April 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would not have changed.
(6)	Annualized.
(7)	The investment manager voluntarily waived a portion of its management fee.

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         27

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class B Shares(1)	2005(2)		2005		2004	2003	2002		2001
Net Asset Value, Beginning of Period	$ 13.07		$ 13.21		$ 13.15	$ 13.16	$ 13.57		$ 12.93

Income (Loss) From Operations:
Net investment income	0.30		0.66		0.69	0.70	0.70	(3)	0.69
Net realized and unrealized gain (loss)	(0.17)		(0.13)		0.04	(0.02)	(0.41	)(3)	0.64

Total Income From Operations	0.13		0.53		0.73	0.68	0.29		1.33

Less Distributions From:
Net investment income	(0.32)		(0.67)		(0.67)	(0.69)	(0.70)		(0.69)

Total Distributions	(0.32)		(0.67)		(0.67)	(0.69)	(0.70)		(0.69)

Net Asset Value, End of Period	$12.88		$13.07		$13.21	$13.15	$13.16		$13.57

Total Return(4)	1.01%		4.12	%(5)	5.68%	5.25%	2.13%		10.64%

Net Assets, End of Period (000s)	$45,127		$49,411		$57,978	$64,348	$57,661		$46,534

Ratios to Average Net Assets:
Gross expenses	1.20	%(6)	1.18%		1.15%	1.18%	1.17%		1.18%
Net expenses	1.20	(6)	1.17	(7)	1.15	1.18	1.17		1.18
Net investment income	4.55	(6)	5.01		5.25	5.25	5.17	(3)	5.26

Portfolio Turnover Rate	6%		20%		31%	43%	52%		52%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended September 30, 2005 (unaudited).
(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.69, $(0.40) and 5.14%, respectively. Per share information, ratios and supplemental data for the period prior to April 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would not have changed.
(6)	Annualized.
(7)	The investment manager voluntarily waived a portion of its management fee.

See Notes to Financial Statements.

28         Smith Barney Muni Funds 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class C Shares(1)(2)	2005(3)		2005		2004	2003	2002		2001
Net Asset Value, Beginning of Period	$ 13.13		$ 13.27		$ 13.20	$ 13.20	$ 13.59		$ 12.95

Income (Loss) From Operations:
Net investment income	0.29		0.65		0.69	0.69	0.70	(4)	0.68
Net realized and unrealized gain (loss)	(0.16)		(0.13)		0.04	(0.01)	(0.41	)(4)	0.64

Total Income From Operations	0.13		0.52		0.73	0.68	0.29		1.32

Less Distributions From:
Net investment income	(0.32)		(0.66)		(0.66)	(0.68)	(0.68)		(0.68)

Total Distributions	(0.32)		(0.66)		(0.66)	(0.68)	(0.68)		(0.68)

Net Asset Value, End of Period	$12.94		$13.13		$13.27	$13.20	$13.20		$13.59

Total Return(5)	0.98%		4.03	%(6)	5.66%	5.18%	2.13%		10.46%

Net Assets, End of Period (000s)	$32,080		$31,581		$31,099	$31,168	$29,777		$23,294

Ratios to Average Net Assets:
Gross expenses	1.25	%(7)	1.24%		1.22%	1.24%	1.23%		1.25%
Net expenses	1.25	(7)	1.23	(8)	1.22	1.24	1.23		1.25
Net investment income	4.49	(7)	4.95		5.18	5.19	5.11	(4)	5.19

Portfolio Turnover Rate	6%		20%		31%	43%	52%		52%

(1)	Per share amounts have been calculated using the average shares method.
(2)	On April 29, 2004, Class L shares were renamed as Class C shares.
(3)	For the six months ended September 30, 2005 (unaudited).
(4)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.69, $(0.40) and 5.08%, respectively . Per share information, ratios and supplemental data for the period prior to April 1, 2001 have not been restated to reflect this change in presentation.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(6)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would have been 3.95%.
(7)	Annualized.
(8)	The investment manager voluntarily waived a portion of its management fee.

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report         29

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The National Portfolio (the “Fund”), is a separate diversified investment fund of Smith Barney Muni Funds (“Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional

30         Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to Shareholders. Distributions from net investment income, if any, are declared and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipals securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at the annual rate of 0.45% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2005, the Fund paid transfer agent fees of $32,946 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

There is a maximum sales charge of 4.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year

Smith Barney Muni Funds 2005 Semi-Annual Report         31

Notes to Financial Statements (unaudited) (continued)

from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2005, CGM received sales charges of approximately $136,000 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2005, CDSCs paid to CGM were approximately:

	Class B	Class C
CDSCs	$25,000	$2,000

The Fund has adopted and unfunded, non-qualified deferred compensation Plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all of a portion of the trustees’ fees earned until a later date specified by the Trustee. The deferred fees earn a return based on notional investments selected by the Trustee. The balance of the deferred fees payable may change depending upon the investment performance. Any gains earned or losses incurred in the deferred balances are reported in the statement of operations under the trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets.

As of September 30, 2005, the Fund had accrued $12,809 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$23,005,711
Sales	34,095,853

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$27,302,116
Gross unrealized depreciation	(6,170,823)

Net unrealized appreciation	$21,131,293

At September 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury Bond	1,150	12/05	$134,598,203	$131,567,187	$3,031,016

32         Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

4.	Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended September 30, 2005, total Distribution fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C
Distribution Fees	$252,592	$154,780	$113,530

CGM has agreed to reimburse the Fund for any amount which exceeds the payments made by the Fund with respect to the Distribution Plan for Class A shares over the cumulative unreimbursed amounts spent by CGM in performing its services under the Distribution Plan. During the six months ended September 30, 2005, no reimbursement was required.

For the six months ended September 30, 2005, total Transfer Agent fees were as follows:

	Class A	Class B	Class C
Transfer Agent Fees	$33,676	$6,235	$5,893

For the six months ended September 30, 2005, total Shareholder Reports expenses were as follows:

	Class A	Class B	Class C
Shareholder Reports Expenses	$18,186	$5,302	$2,707

5.	Distributions to Shareholders by Class

	Six Months Ended September 30, 2005	Year Ended March 31, 2005
Net Investment Income
Class A	$9,143,792	$19,360,775
Class B	1,168,662	2,689,154
Class C*	788,759	1,527,181

Total	$11,101,213	$23,577,110

*	On April 29, 2004, Class L shares were renamed as Class C shares.

6.	Shares of Beneficial Interest

At September 30, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same

Smith Barney Muni Funds 2005 Semi-Annual Report         33

Notes to Financial Statements (unaudited) (continued)

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class of beneficial interest of the Fund were as follows:

	Six Months Ended September 30, 2005		Year Ended March 31, 2005
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,303,142	$16,935,833	2,618,632	$34,469,963
Shares issued on reinvestment	325,965	4,226,587	693,786	9,114,360
Shares repurchased	(1,899,502)	(24,639,943)	(4,303,143)	(56,628,614)

Net Decrease	(270,395)	$(3,477,523)	(990,725)	$(13,044,291)

Class B
Shares sold	97,391	$1,261,167	215,573	$2,833,673
Shares issued on reinvestment	31,539	408,101	72,609	952,125
Shares repurchased	(406,695)	(5,271,366)	(895,384)	(11,761,191)

Net Decrease	(277,765)	$(3,602,098)	(607,202)	$(7,975,393)

Class C*
Shares sold	270,919	$3,531,616	445,771	$5,880,294
Shares issued on reinvestment	27,580	358,422	54,876	722,627
Shares repurchased	(225,461)	(2,930,024)	(439,017)	(5,791,566)

Net Increase	73,038	$960,014	61,630	$811,355

*	On April 29, 2004, Class L shares were renamed as Class C shares.

7.	Capital Loss Carryforward

As of March 31, 2005, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
3/31/2008	$(684,820)
3/31/2009	(3,676,518)
3/31/2012	(2,206,821)
3/31/2013	(16,251,657)

$(22,819,816)

These amounts will be available to offset any future taxable capital gains.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGM”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

34         Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared by Citigroup and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGM to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

Smith Barney Muni Funds 2005 Semi-Annual Report         35

Notes to Financial Statements (unaudited) (continued)

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, CAM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

*  *  *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including SBFM and SBAM (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, CAM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, CAM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

36         Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

10.	Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Adviser”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Adviser is the investment adviser to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the 1940 Act, consummation of the transaction will result in the automatic termination of the investment advisory contract between the Fund and the Adviser. Therefore, the Fund’s Board of Trustees will be asked to approve a new investment management contract between the Fund and the Adviser. If approved by the Board, the new investment advisory contract will be presented to the shareholders of the Fund for their approval.

The Fund has received information from Citigroup Asset Management (“CAM”) concerning Smith Barney Fund Management LLC (“SBFM”), an investment advisory company that is part of CAM. The information received from CAM is as follows:

On September 16, 2005, the staff of the Securities and Exchange Commission (the “Commission”) informed SBFM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM for alleged violations of Sections 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM.

Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment advisory services relating to the Fund.

The Commission staff’s recent notification will not affect the sale by Citigroup Inc. of substantially all of CAM’s worldwide business to Legg Mason, Inc., which Citigroup continues to expect will occur in the fourth quarter of this year.

Smith Barney Muni Funds 2005 Semi-Annual Report         37

Board Approval of Management Agreement (unaudited)

Background

The members of the Board of Smith Barney Muni Funds — National Portfolio (the “Fund”), including the Fund’s independent, or non-interested, Board members (the “Independent Board Members”), received information from the Fund’s manager (the “Manager”) to assist them in their consideration of the Fund’s management agreement (the “Management Agreement”). The Board received and considered a variety of information about the Manager and the Fund’s distributor(s), as well as the advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.

The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility. Some funds overseen by the Board have an investment advisory agreement and an administration agreement and some funds have an investment management agreement that encompasses both functions. The discussion below covers both advisory and administrative functions being rendered by the Manager whether a fund has a single agreement in place or both an advisory and administration agreement. The terms “Management Agreement”, “Contractual Management Fee” and “Actual Management Fee” are used in a similar manner to refer to both advisory and administration agreements and their related fees whether a fund has a single agreement or separate agreements in place.

Board Approval of Management Agreement

In approving the Management Agreement the Fund’s Board, including the Independent Board Members, considered the following factors:

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager under the Management Agreement during the past year. The Board also received a description of the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager about the management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager took into account the Board’s knowledge and familiarity gained as Board members of funds in the Citigroup Asset Management (“CAM”) fund complex, including the scope and quality of the Manager’s investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting it and the CAM fund complex. The Board reviewed information received from the Manager regarding the implementation to date of the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940.

38         Smith Barney Muni Funds 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the CAM fund complex. The Board noted that the Manager’s Office of the Chief Investment Officer, composed of the senior officers of the investment teams managing the funds in the CAM complex, participates in reporting to the Board on investment matters. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

At the Board’s request following the conclusion of the 2004 contract continuance discussions, the Manager prepared and provided to the Board in connection with the 2005 discussions an analysis of complex-wide management fees, which, among other things, set out a proposed framework of fees based on asset classes. The Board engaged the services of independent consultants to assist it in evaluating the Fund’s fees generally and within the context of the framework.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement was acceptable.

Fund Performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s).

The Board reviewed information comparing the Fund’s performance to that of all retail and institutional funds classified as “general municipal debt funds” by Lipper. This information showed that the Fund’s performance for the 1, 5 and 10-year periods was better than the median, while the Fund’s performance for the 3-year period was within the median range. Based on their review, the Board concluded that the Fund’s relative investment performance was acceptable.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and

Smith Barney Muni Funds 2005 Semi-Annual Report         39

Board Approval of Management Agreement (unaudited) (continued)

quality of the management services provided by the Manager The Board also reviewed and considered whether fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”) and whether any fee waivers and reimbursements could be discontinued.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by the Fund’s affiliated distributors and how the amounts received by the distributors are paid.

The Board reviewed information comparing the Fund’s Class A shares’ Contractual and Actual Management Fees, as well as their actual total expense ratio, to its Expense Group, consisting of 15 retail front-end load funds (including the Fund) classified as “general municipal debt funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were within the range of management fees paid by other funds in the Expense Group and, indeed, were better than the median. The Board noted that the Fund’s actual total expense ratio was also better than the median and concluded that it was acceptable.

Taking all of the above into consideration, the Board determined that the Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Manager’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

40         Smith Barney Muni Funds 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale or how great they may be.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and their affiliates as a result of their relationship with the Fund, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

In light of all of the foregoing, the Board approved the Management Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Management Agreement in a private session with their independent legal counsel at which no representatives of the Manager were present.

Smith Barney Muni Funds 2005 Semi-Annual Report         41

Smith Barney Muni Funds

National Portfolio

TRUSTEES

Lee Abraham

Jane F. Dasher

Donald R. Foley

R. Jay Gerken, CFA

Chairman

Richard E. Hanson, Jr.

Paul Hardin

Roderick C. Rasmussen

John P. Toolan

OFFICERS

R. Jay Gerken, CFA

President and Chief

Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Robert J. Brault

Chief Financial Officer and Treasurer

Peter M. Coffey

Vice President and

Investment Officer

Andrew Beagley

Chief Anti-Money Laundering

Compliance Officer and

Chief Compliance Officer

OFFICERS (continued)

Robert I. Frenkel

Secretary and

Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Smith Barney Muni Funds — National Portfolio, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.citigroupam.com

©2005 Citigroup Global Markets Inc.

Member NASD, SIPC

FD0806 11/05	05-9293

Smith Barney Muni Funds

National Portfolio

The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.

SMITH BARNEY MUNI FUNDS

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of Smith Barney Muni Funds

Date: December 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of Smith Barney Muni Funds

Date: December 7, 2005

By:	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer of Smith Barney Muni Funds

Date: December 7, 2005